PO. Box 2600
Valley Forge. PA 19482-2600

October 16,2009

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Admiral Funds (the "Trust") File No. 3349023

Ladies and Gentlemen:

Enclosed is the 23rd Post-Effective Amendment to the Trust's Registration Statement on Form N-IA, which we are filing pursuant to Rule 485(a)(1)under the Securities Act of 1933. The purposes of this amendment are (1) to implement the changes required by the new Form N-1A, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(l)under the Securities Act of 1933, we have designated an effective date of December 23, 2009. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-5804.

Sincerely,

Frances T. Han Associate Counsel

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission